Financial obligations (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 28, 2018	Jun. 27, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial obligations [Line Items]
Notional amount			$ 275,000,000	$ 275,000,000	$ 275,000,000
Borrowings, interest rate basis		three months plus 2.15%	Three-month Libor plus 3%
Borrowings, adjustment to interest rate basis	2.15%		3.00%
Borrowings, maturity	Apr. 2022
Borrowings Modified Repayment Terms	5 semi-annual installments
Borrowings Periodic Repayment Amount		$ 55,000,000
Empresa de Generacion Huanza S.A. [Member]
Disclosure of Financial obligations [Line Items]
Finance Lease Additional Conditions				Debt Service Coverage Ratio greater than 1.1.Minimum Net Worth of US$30,000,000.